ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Details of The Company's Subsidiaries and Variable Interest Entities

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%

Subsidiaries:

KongZhong Information Technologies (Beijing) Co., Ltd. ("KongZhong Beijing")	July 2002 People's Republic of China ("PRC")	KongZhong	100	Providing consulting and technology services

KongZhong China Co., Ltd. ("KongZhong China")	June 2005 the PRC	KongZhong	100	Providing consulting and technology services

Simlife (Beijing) Science Co., Ltd. ("Simlife Beijing")	June 2009 the PRC	Simlife International Inc.	100	Providing consulting and technology services

Success Blueprint Limited ("Success Blueprint")	October 2009 British Virgin Islands	KongZhong	100	Providing novel license to overseas

Dacheng Holdings Limited ("Dacheng Holdings")	January 2010 Cayman Islands	KongZhong	100	Providing internet games services

Dacheng Investment (Hong Kong) Limited ("Dacheng Hong Kong")	January 2010 Hong Kong	KongZhong	100	Providing internet games services

Noumena Innovation (BVI) Ltd. ("Noumena")	March 2012 British Virgin Islands	KongZhong	100	Providing smart mobile games services

Noumena Productions limited	March 2012 Hong Kong	Noumena	100	Providing smart mobile games services

KongZhong (Singapore) Pte. Ltd.	November 2014 Singapore	KongZhong China	100	Providing mobile games and internet games services

VIEs:

Beijing AirInbox Information	April 2002	Linguang Wu	45	Providing wireless
Technologies Co., Ltd.	the PRC	SonglinYang	42	value-added services
("Beijing AirInbox")		Guijun Wang	10	to mobile phone users
		Zhen Huang	3

Beijing Wireless Interactive	February 2005	Yang Yang	40	Providing wireless
Network Technologies Co., Ltd.	the PRC	Jingye Sun	30	value-added services
("Beijing WINT")		Li Ai	30	to mobile phone users

Beijing Chengxitong	November 2005	Yang Li	90	Providing wireless
Information Technology	the PRC	Xuelei Wu	10	value-added services
Co., Ltd. ("Beijing Chengxitong")				to mobile phone users

	Incorporation or	Shareholder/	Legal
Name	acquisition date/place	nominee owner	ownership	Principal activities
			%

Beijing Xinrui Network	January 2006	Guijun Wang	51	Providing wireless
Technology Co., Ltd.	the PRC	Yang Li	49	value-added services
("Beijing Xinrui")				to mobile phone users

Shanghai Mailifang	March 2009	Xu Guo	90	Mobile games
Communication Co., Ltd.	the PRC	Yang Yang	10	developing services
("Shanghai Mailifang")

Xiamen Xinreli Technology	June 2009	Tao Jia	80	Providing wireless
Co., Ltd. ("Xiamen Simlife")	the PRC	Junhong Chen	20	value-added services
				to mobile phone users

Shanghai Dacheng Network	January 2010	Leilei Wang	59	Providing internet
Technology Co., Ltd.	the PRC	Zhen Yang	41	games services
("Shanghai Dacheng")

Subsidiaries of VIE:

Beijing Boya Wuji Technologies Co., Ltd.	March 2004 the PRC	Beijing AirInbox	100	Providing internet games services

Tianjin Mammoth	May 2005	Beijing AirInbox	95	Mobile games
Technologies Co., Ltd.	the PRC	Beijing WINT	5	developing services
("Tianjin Mammoth")

Beijing Shiyuan Leya Culture Communication Co., Ltd.	July 2008 the PRC	Beijing Xinrui	100	Providing wireless value-added services to
				mobile phone users

Nanjing Net Book Culture Co., Ltd.	October 2009 the PRC	Beijing Chengxitong	100	Providing internet novel services

Beijing Yin'ao Fulai Culture Development Co., Ltd.,	May 2012 the PRC	Beijing Xinrui	100	Providing wireless value-added services to
				mobile phone users

Beijing Shangshu Boer Culture Communication Co., Ltd.,	July 2012 the PRC	Beijing Xinrui	100	Providing wireless value-added services to mobile phone users

Shanghai KongZhong Brilliant Game Co., Ltd. ("KongZhong Brilliant")	July 2012 the PRC	Shanghai Dacheng	100	Providing internet games services

KongZhongWang JP Co., Ltd.	June 2014 Japan	Beijing AirInbox	100	Providing mobile games services

Dacheng (Singapore) Pte. Ltd.	November 2014 Singapore	Shanghai Dacheng	100	Providing mobile games and internet games services

Subsidiaries And VIEs, Contractual Arrangements
Name of Foreign Owned Subsidiaries	Name of VIE Companies

KongZhong Beijing	Beijing AirInbox
KongZhong Beijing	Beijing WINT
KongZhong Beijing	Beijing Chengxitong
KongZhong Beijing	Shanghai Mailifang
KongZhong Beijing	Xiamen Simlife
KongZhong China	Beijing Xinrui
KongZhong China	Shanghai Dacheng

Financial Information of the Company's VIE and VIEs Subsidiaries

	As of December 31,
	2013	2014

Total current assets	$140,476,592	$134,777,487
Total assets	$259,746,443	$211,055,266
Total current liabilities	$57,510,282	$50,862,163
Total liabilities	$76,770,282	$60,722,163

	For the years ended December 31,
	2012	2013	2014

Revenues	$172,090,218	$168,999,541	$217,859,413
Net income	$28,331,383	$16,439,680	$22,996,737

	For the years ended December 31,
	2012	2013	2014

Net cash provided by operating activities	$43,021,136	$28,830,017	$26,682,007
Net cash (used in) provided by investing activities	$(53,172,297)	$(38,188,141)	$28,503,343
Net cash (used in) financing activities	$-	$(6,588,420)	$(21,201,273)